PROPERTY, PLANT AND EQUIPMENT	12 Months Ended
Dec. 31, 2023
PROPERTY, PLANT AND EQUIPMENT
PROPERTY, PLANT AND EQUIPMENT

6.      PROPERTY, PLANT AND EQUIPMENT

The Company’s property, plant and equipment (“PP&E”) mainly includes leasehold improvements, machinery and lab equipment, office equipment and furniture, and construction in progress (“CIP”).

Leasehold improvements are stated at cost and are amortized over the shorter of their useful lives or the lease term. Machinery and lab equipment are stated at cost and are depreciated over their estimated useful lives of 5 to 10 years. Office equipment and furniture are stated at cost and are depreciated over their estimated useful lives of 3 to 5 years. Construction in progress (“CIP”) is stated at cost and includes costs incurred to acquire, construct, or install PP&E. CIP overhead is expensed as incurred. Construction in progress is not depreciated until such time when the asset is substantially completed and ready for its intended use. Depreciation and amortization expense are determined on a straight-line basis.

CASI Wuxi entered into a lease agreement of a state-owned land in 2019, and a series of contracts for construction and equipment since 2020. In December 2022, the Company returned the land use right to the Wuxi local government (Note 5). Meanwhile, all construction in progress on the land was disposed. The Company recorded a disposal loss for the cost of the initial infrastructure development.

In the third quarter of 2022, CASI Wuxi obtained the Drug Distribution License, and in the fourth quarter of 2023, CASI Wuxi obtained the Drug Manufacturing Permit for its manufacturing line in the leased building in Wuxi, which means that certain related assets are ready for their respective usage. The Company started to depreciated those assets based on their estimated useful lives.

Property, plant and equipment consist of the following:

(In thousands)	December 31,
	2023	2022
Leasehold improvements	7,190	7,161
Machinery and equipment	5,997	619
Office equipment and furniture	682	622
Construction in progress	23	5,728
Property, plant and equipment, gross	13,892	14,130
Accumulated depreciation	(4,651)	(2,299)
Property, plant and equipment, net	$9,241	$11,831

Depreciation expense were $2.5 million, $1.2 million and $0.5 million in 2023, 2022 and 2021, respectively. The Company recognized no impairment during the years ended December 31, 2023, 2022 and 2021.